Shareholder Report, Line Graph (Details) - USD ($)	Sep. 27, 2021	Nov. 12, 2014	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000148468
Account Value [Line Items]
Line Graph and Table Measure Name		EMQQ The Emerging Markets Internet ETF (NAV)
Account Value		$ 10,000	$ 13,758	$ 12,362	$ 12,533	$ 21,288	$ 21,454	$ 12,558	$ 12,937	$ 13,770	$ 9,962	$ 7,654
C000230780
Account Value [Line Items]
Line Graph and Table Measure Name	FMQQ The Next Frontier Internet ETF (NAV)
Account Value	$ 10,000		5,157	4,178	4,341
EMQQ The Emerging Markets Internet Index
Account Value [Line Items]
Line Graph and Table Measure Name		EMQQ The Emerging Markets Internet Index
Account Value		$ 10,000	15,103	13,357	13,414	22,604	22,625	13,125	13,415	14,150	10,135	7,686
FMQQ The Next Frontier Internet Index
Account Value [Line Items]
Line Graph and Table Measure Name	FMQQ The Next Frontier Internet Index
Account Value	$ 10,000		5,287	4,192	4,315
MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 10,000	14,018	12,182	12,031	15,386	12,703	11,096	11,602	11,681	9,380	8,388
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,172	26,092	22,504	$ 25,350	$ 19,327	$ 15,850	$ 15,400	$ 12,870	$ 11,072	$ 9,837
MSCI Frontier Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Account Value	$ 10,000		$ 9,169	$ 8,329	$ 8,294